CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Noncurrent assets [abstract]
Property, plant and equipment		$ 56,498	$ 62,075
Intangible assets		5,158	6,452
Equity accounted investments		2,758	2,686
Deferred tax assets		8,732	6,259
Pension assets		1,219	1,449
Derivative financial instruments		691	1,265
Financial investments		2,733	3,346
Prepayments and financial receivables		2,063	1,087
Total non-current assets		79,851	84,618
Current assets [abstract]
Inventories		5,205	3,395
Trade and other receivables	[1]	22,452	17,927
Derivative financial instruments		4,039	5,131
Financial investments		29,876	21,246
Cash and cash equivalents	[2]	15,579	14,126
Total current assets		77,152	61,826
Assets classified as held for sale		1,018	676
Total assets		158,021	147,120
Equity [abstract]
Shareholders equity		53,988	39,010
Non-controlling interests		1	14
Total equity		53,989	39,024
Noncurrent liabilities [abstract]
Finance debt		24,141	27,404
Lease liabilities		2,409	2,449
Deferred tax liabilities		11,996	14,037
Pension liabilities		3,671	4,403
Provisions and other liabilities		15,633	19,899
Derivative financial instruments		2,376	767
Total non-current liabilities		60,226	68,959
Current liabilities [abstract]
Trade, other payables and provisions		13,352	14,310
Current tax payable		17,655	13,119
Finance debt		4,359	5,273
Lease liabilities		1,258	1,113
Dividend payable		2,808	582
Derivative financial instruments		4,106	4,609
Total current liabilities		43,539	39,005
Liabilities directly associated with the assets classified as held for sale		268	132
Total liabilities		104,032	108,096
Total equity and liabilities		$ 158,021	$ 147,120

[1]	Of which Trade receivables of USD 17,334 million in 2022 and USD 15,237 million in 2021.
[2]	Includes collateral deposits of USD 6,128 million for 2022 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 2021 is USD 2,069 million.